29 Borrowings (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Balance at beginning of the year	$ 13,418	$ 17,311
Payment of borrowings' interests	(918)	(1,545)
Paid from repurchase of Corporate Notes	(3,798)	(2,084)
Payment of borrowings	(750)	(2,169)
Gain from repurchase of Corporate Notes	(415)	(622)
Exchange diference and interest accrued	4,051	9,104
Result from exposure to inlfation	(3,184)	(6,577)
Balance at the end of year	$ 8,404	$ 13,418